CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenue	$ 188,930	$ 167,486	$ 186,402
Cost of revenue	(87,150)	(67,958)	(79,298)
Gross profit	101,780	99,528	107,104
Fulfillment expense	(45,464)	(41,920)	(43,884)
Sales and advertising expense	(19,386)	(17,288)	(21,458)
Technology and content expense	(37,026)	(37,515)	(41,528)
General and administrative expense	(66,118)	(69,926)	(74,425)
Other operating income	3,310	2,413	1,203
Other operating expense	(304)	(1,297)	(320)
Operating loss	(63,208)	(66,005)	(73,308)
Finance income	9,231	7,319	6,189
Finance costs	(6,149)	(38,873)	(31,481)
Loss before Income tax from continuing operations	(60,126)	(97,559)	(98,600)
Income tax expense	(1,414)	(1,546)	(661)
Loss for the period from continuing operations	(61,540)	(99,105)	(99,261)
Loss after Income tax for the period from discontinued operations	0	0	(4,917)
Loss for the period	(61,540)	(99,105)	(104,178)
Attributable to:
Equity holders of the Company	(61,551)	(99,086)	(104,155)
from continuing operations	(61,551)	(99,086)	(99,238)
from discontinued operations	0	0	(4,917)
Non-controlling interests	11	(19)	(23)
from continuing operations	11	(19)	(23)
Loss for the period	(61,540)	(99,105)	(104,178)
Other comprehensive loss that may be classified to profit or loss in subsequent periods
Exchange differences gain / (loss) on translation of foreign operations	(97,554)	219,671	218,516
Other comprehensive loss on net investment in foreign operations	92,486	(207,468)	(228,976)
Other comprehensive income / (loss) on financial assets at fair value through OCI	2,083	3,737	3,793
Other comprehensive loss	(2,985)	15,940	(6,667)
Total comprehensive loss for the period	(64,525)	(83,165)	(110,845)
Attributable to:
Equity holders of the Company	(64,492)	(83,170)	(110,803)
Non-controlling interests	(33)	5	(42)
Total comprehensive loss for the period	$ (64,525)	$ (83,165)	$ (110,845)
Earnings per share (EPS) attributable to Equity holders of the Company in USD:
Basic Loss for the period from continuing operations (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.49)
Diluted Loss for the period from continuing operations (in dollars per share)	(0.25)	(0.45)	(0.49)
Basic Loss for the period from discontinued operations (in dollars per share)	0	0	(0.02)
Diluted Loss for the period from discontinued operations (in dollars per share)	0	0	(0.02)
Basic Loss for the period (in dollars per share)	(0.25)	(0.45)	(0.52)
Diluted Loss for the period (in dollars per share)	$ (0.25)	$ (0.45)	$ (0.52)